Accounts payable and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trade accounts payable	$ 5,474	$ 5,719
Employee-related accruals	2,719	3,367
Restructuring (note 16)	0	732	567
Interest payable (notes 4 and 11)	291	125
Other accrued liabilities	4,904	4,060
Total	$ 13,388	$ 14,003